Related Parties (Tables)	6 Months Ended
Apr. 30, 2025
Related Parties [Abstract]
Schedule of Related Parties

Balance with related parties

	April 30, 2025	October 31, 2024
Due from related parties
Dingxin Sun(1)	$158	$40,154
Totals	$158	$40,154

Due to related parties
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	$6,877	$63,222
Totals	$6,877	$63,222

Transactions with related parties

		For The Six Months Ended April 30,
Name of Related Party	Nature	2025	2024
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$27,518	$27,797

Proceeds from related parties*

	For the six months ended April 30,
	2025		2024
Name of Related Party	Borrowing	Repayment	Borrowing	Repayment
Dingxin Sun(1)	$-	$-	$-	$(25,435)
Totals	$-	$-	$-	$(25,435)

Loan made to related parties*

	For the six months ended April 30,
	2025			2024
Name of Related Party	Borrowing		Repayment	Borrowing	Repayment
Dingxin Sun(1)		$-	$38,901	$-	$-
Totals	$		$38,901	$-	$-
*	Proceed from and loan made to related parties above represented the Group’s interest-free loans.
(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.